Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Number of Common Shares	Equity Reserves	Treasury Shares
Balance, shares at Dec. 31, 2024				140,565,642
Balance, amount at Dec. 31, 2024	$ 125,399	$ (6,035)	$ (43,323)	$ 163,325	$ 11,529	$ (97)
Statement [Line Items]
At the market issuances, shares				1,300
At the market issuances, amount	3	0	0	$ 3	0	0
Exercise of options, shares				793,581
Exercise of options, amount	755	0	0	$ 1,207	(452)	0
Carrying value of RSUs exercised, shares				334,989
Carrying value of RSUs exercised, amount	0	0	0	$ 279	(279)	0
Carrying value of RSU forfeited for withholding taxes, amount	(122)	0	0	0	(122)	0
Issuance costs	179	0	0	179	0	0
Share-based payments	362	0	0	0	362	0
Net income for the period	5,617	0	5,617	0	0	0
Currency translation differences	95	95	0	0	0	0
Balance, amount at Mar. 31, 2025	132,288	(5,940)	(37,706)	$ 164,993	11,038	(97)
Balance, shares at Mar. 31, 2025				141,695,512
Balance, shares at Dec. 31, 2025				162,308,988
Balance, amount at Dec. 31, 2025	234,030	(4,264)	(16,615)	$ 243,317	11,689	(97)
Statement [Line Items]
At the market issuances, shares				3,099,435
At the market issuances, amount	25,656	0	0	$ 25,656	0	0
Exercise of options, shares				2,681,654
Exercise of options, amount	2,281	0	0	$ 3,580	(1,299)	0
Issuance costs	(920)	0	0	(920)	0	0
Share-based payments	875	0	0	0	875	0
Net income for the period	15,913	0	15,913	0	0	0
Currency translation differences	(2,442)	(2,442)	0	$ 0	0	0
Vesting of RSUs, shares				481,254
Vesting of RSUs, amount	0	0	0	$ 387	(387)	0
Balance, amount at Mar. 31, 2026	$ 275,393	$ (6,706)	$ (702)	$ 272,020	$ 10,878	$ (97)
Balance, shares at Mar. 31, 2026				168,571,331